Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies (Abstract)
Future minimum rental receipts (Table Text Block)

For the years ended June 30,	Amount
2013	$66,016
2014	56,783
2015	32,823
2016	26,729
2017	15,663
Thereafter	46,210

Total	$244,224